Leases - Supplemental Lease Information (Details)	Dec. 31, 2023	Dec. 31, 2022
Weighted average remaining lease term (years)
Operating leases	7 years	9 years
Finance leases	32 years	33 years
Weighted average discount rate (%)
Operating leases	4.50%	4.10%
Finance leases	5.00%	5.00%